ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Billed receivable	$ 3,117	$ 13,356
Unbilled receivable	8,067	14,636
Accounts receivable, gross	11,184	27,992
Less: Allowance for doubtful accounts	(1,727)	(4,458)	$ (1,433)	$ (362)
Accounts receivable, net	$ 9,457	$ 23,534